UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22564

GMO Series Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip Code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 04/30/14

Date of reporting period: 04/30/14

Item 1. Reports to Stockholders.

The annual reports for each series of the registrant for the periods ended April 30, 2014 are filed herewith.

GMO Series Trust

Annual Report

April 30, 2014

Benchmark-Free Allocation Series Fund

Global Asset Allocation Series Fund

Global Equity Allocation Series Fund

International Equity Allocation Series Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website www.dc.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for GMO Series Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Series Trust prospectus can be obtained at www.dc.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risk may include: market-risk equities, management and operational risk, non-U.S. investment risk, smaller company risk and derivative risk.

GMO Benchmark-Free Allocation Series Fund

(A Series of GMO Series Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO Benchmark-Free Allocation Series Fund does not seek to control risk relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes.

Class R6 shares of GMO Benchmark-Free Allocation Series Fund returned +7.2% for the fiscal year ended April 30, 2014, as compared with +2.1% for the CPI.

The Fund’s exposures to U.S. quality equities and international value equities drove most of the positive performance. The Fund’s exposure to emerging equities detracted from performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments during the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is better than it otherwise would have been.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Comparison of Change in Value of a $10,000,000 Investment in

GMO Benchmark-Free Allocation Series Fund Class R6 Shares and the CPI

As of April 30, 2014

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance data shown above for GMO Benchmark-Free Allocation Series Fund (the “Fund”) reflect the performance data of GMO Benchmark-Free Allocation Fund (the “Institutional Fund”) through January 24, 2013 (the commencement date of the Fund), re-stated to reflect the additional fees and expenses of the Fund. Performance data shown above for the Fund is net of all fees after reimbursement from the Manager. The performance information shown above includes purchase premiums and/or redemption fees charged by the Institutional Fund in effect as of April 30, 2014. The figures assume a purchase at the beginning and redemption at the end of the stated period and reflect a transaction fee of .11% on the purchase and .11% on the redemption. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions All information is unaudited.

The Fund invests substantially all of its assets in shares of the Institutional Fund. Prior to January 1, 2012, the Institutional Fund served as a principal component of a broader GMO real return strategy. Beginning on January 1, 2012, the Institutional Fund has been managed as a standalone investment vehicle.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO Benchmark-Free Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

April 30, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	47.5%
Debt Obligations	26.2
Short-Term Investments	24.3
Futures Contracts	9.7
Preferred Stocks	1.8
Loan Participations	0.1
Investment Funds	0.0	^
Rights/Warrants	0.0	^
Loan Assignments	0.0	^
Options Purchased	0.0	^
Forward Currency Contracts	(0.0	)^
Written Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Other	(9.6)

	100.0%

Country/Region Summary**	% of Investments
United States	53.8%
Emerging***	18.5
United Kingdom	7.4
Germany	5.5
France	5.0
Italy	1.9
Australia	1.7
Spain	1.5
Japan	1.1
Netherlands	0.5
Canada	0.4
Norway	0.4
Finland	0.3
Hong Kong	0.3
Singapore	0.3
Switzerland	0.3
Belgium	0.2
Israel	0.2
Sweden	0.2
Austria	0.1
Denmark	0.1
Ireland	0.1
New Zealand	0.1
Portugal	0.1

	100.0%

*	The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “Underlying Funds”) except for GMO Alpha Only Fund.
**	The table above incorporates aggregate indirect country exposure associated with investments in the Institutional Fund and Underlying Funds, except for GMO Alpha Only Fund. The table excludes short-term investments, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options, if any. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.
***	The “Emerging” exposure is primarily comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Iraq, Ivory Coast, Korea, Malaysia, Mexico, Pakistan, Panama, Peru, Philippines, Poland, Russia, South Africa, Sri Lanka, Taiwan, Thailand, Tunisia, Turkey, Ukraine, Uruguay, and Venezuela.
^	Rounds to 0.0%.

GMO Benchmark-Free Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

April 30, 2014

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.3%

	Affiliated Issuers — 99.3%
5,909,529	GMO Benchmark-Free Allocation Fund, Class III	163,339,395

	TOTAL MUTUAL FUNDS (Cost $152,095,899)	163,339,395

	TOTAL INVESTMENTS — 99.3% (Cost $152,095,899)	163,339,395
	Other Assets and Liabilities (net) — 0.7%	1,103,069

	TOTAL NET ASSETS — 100.0%	$164,442,464

See accompanying notes to the financial statements.

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class R6 shares of GMO Global Asset Allocation Series Fund returned +9.0% for the fiscal year ended April 30, 2014, as compared with +9.2% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI ACWI [All Country World Index] and 35% Barclays U.S. Aggregate Index).

Underlying fund implementation detracted approximately 0.1% in terms of relative performance.

The contribution of asset allocation was de minimis. The allocation to international value equity was the largest positive contributor; however, the Fund’s underweight to equities overall and, in particular, U.S. equities during a strong market rally, detracted from performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments during the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is better than it otherwise would have been.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Comparison of Change in Value of a $10,000,000 Investment in

GMO Global Asset Allocation Series Fund Class R6 Shares and the

GMO Global Asset Allocation Index

As of April 30, 2014

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance data shown above for GMO Global Asset Allocation Series Fund (the “Fund”) reflect the performance data of GMO Global Asset Allocation Fund (the “Institutional Fund”) through July 31, 2012 (the commencement date of the Fund), re-stated to reflect the additional fees and expenses of the Fund. Performance data shown above for the Fund is net of all fees after reimbursement from the Manager. The performance information shown above includes purchase premiums and/or redemption fees charged by the Institutional Fund in effect as of April 30, 2014. The figures assume a purchase at the beginning and redemption at the end of the stated period and reflect a transaction fee of .11% on the purchase and .11% on the redemption. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

The Fund invests substantially all of its assets in shares of the Institutional Fund.

*	The GMO Global Asset Allocation Index is a composite benchmark computed by GMO and comprised of 48.75% S&P 500 Index, 16.25% MSCI ACWI ex-USA and 35% Barclays U.S. Aggregate Index prior to March 30, 2007 and 65% MSCI ACWI and 35% Barclays U.S. Aggregate Index thereafter.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

April 30, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	56.6%
Debt Obligations	27.3
Short-Term Investments	12.2
Futures Contracts	6.7
Preferred Stocks	1.7
Investment Funds	0.3
Loan Participations	0.1
Rights/Warrants	0.0 ^
Options Purchased	0.0 ^
Loan Assignments	0.0 ^
Swap Contracts	0.0 ^
Forward Currency Contracts	(0.0)^
Written Options	(0.0)^
Reverse Repurchase Agreements	(0.2)
Securities Sold Short	(0.3)
Other	(4.4)

100.0%

Country/Region Summary**	% of Investments
United States	47.6%
Emerging***	15.5
United Kingdom	8.9
France	7.0
Germany	6.7
Italy	2.6
Japan	2.6
Spain	2.1
Australia	1.6
Netherlands	0.8
Sweden	0.8
Norway	0.6
Finland	0.5
Hong Kong	0.5
Canada	0.4
New Zealand	0.4
Belgium	0.3
Israel	0.3
Singapore	0.3
Austria	0.2
Denmark	0.2
Ireland	0.1
Portugal	0.1
Switzerland	(0.1)

100.0%

*	The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “Underlying Funds”) except for GMO Alpha Only Fund.
**	The table above incorporates aggregate indirect country exposure associated with investments in the Institutional Fund and Underlying Funds, except for GMO Alpha Only Fund and GMO Special Situations Fund. The table excludes short-term investments, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options, if any. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.
***	The “Emerging” exposure is primarily comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Iraq, Ivory Coast, Korea, Malaysia, Mexico, Pakistan, Panama, Peru, Philippines, Poland, Russia, South Africa, Sri Lanka, Taiwan, Thailand, Tunisia, Turkey, Ukraine, Uruguay, and Venezuela.
^	Rounds to 0.0%.

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

April 30, 2014

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.3%

	Affiliated Issuers — 99.3%
66,120,526	GMO Global Asset Allocation Fund, Class III	796,752,343

	TOTAL MUTUAL FUNDS (Cost $717,107,610)	796,752,343

	TOTAL INVESTMENTS — 99.3% (Cost $717,107,610)	796,752,343
	Other Assets and Liabilities (net) — 0.7%	5,980,226

	TOTAL NET ASSETS — 100.0%	$802,732,569

See accompanying notes to the financial statements.

GMO Global Equity Allocation Series Fund

(A Series of GMO Series Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class R6 shares of GMO Global Equity Allocation Series Fund returned +14.7% for the fiscal year ended April 30, 2014, as compared with +14.4% for the Fund’s benchmark, the MSCI ACWI (All Country World Index).

Underlying fund implementation detracted 0.8% from relative performance as GMO U.S. Flexible Equities Fund underperformed the Russell 3000 Index and GMO Emerging Markets Fund underperformed the S&P/IFCI Composite Index.

Asset allocation contributed to relative performance, adding 1.1%. The Fund’s overweight to international value was the major contributor. The Fund’s exposure to emerging markets detracted from performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments during the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is better than it otherwise would have been.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Comparison of Change in Value of a $10,000,000 Investment in

GMO Global Equity Allocation Series Fund Class R6 Shares and the MSCI ACWI +

As of April 30, 2014

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance data shown above for GMO Global Equity Allocation Series Fund (the “Fund”) reflect the performance data of GMO Global Equity Allocation Fund (the “Institutional Fund”) through September 4, 2012 (the commencement date of the Fund), re-stated to reflect the additional fees and expenses of the Fund. Performance data shown above for the Fund is net of all fees after reimbursement from the Manager. The performance information shown above includes purchase premiums and/or redemption fees charged by the Institutional Fund in effect as of April 30, 2014. The figures assume a purchase at the beginning and redemption at the end of the stated period and reflect a transaction fee of .11% on the purchase and .11% on the redemption. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

The Fund invests substantially all of its assets in shares of the Institutional Fund.

*	The MSCI ACWI + represents 75% S&P 500 Index and 25% MSCI ACWI ex-USA prior to May 30, 2008 and MSCI ACWI thereafter.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

GMO Global Equity Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

April 30, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.8%
Preferred Stocks	2.5
Short-Term Investments	1.0
Investment Funds	0.4
Rights/Warrants	0.0 ^
Swap Contracts	0.0 ^
Forward Currency Contracts	(0.0)^
Other	1.3

100.0%

Country/Region Summary**	% of Investments
United States	38.9%
Emerging***	13.2
United Kingdom	10.9
France	9.4
Germany	7.6
Japan	6.7
Italy	3.5
Spain	2.8
Netherlands	1.0
Australia	0.8
Norway	0.8
Finland	0.7
Hong Kong	0.5
Switzerland	0.5
Belgium	0.4
Singapore	0.4
Sweden	0.4
Austria	0.3
Israel	0.3
Canada	0.2
Denmark	0.2
New Zealand	0.2
Portugal	0.2
Ireland	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “Underlying Funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the Institutional Fund and Underlying Funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.
***	The “Emerging” exposure is primarily comprised of: Brazil, China, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Panama, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
^	Rounds to 0.0%.

GMO Global Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

April 30, 2014

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.8%

	Affiliated Issuers — 98.8%
644,525	GMO Global Equity Allocation Fund, Class III	6,258,334

	TOTAL MUTUAL FUNDS (Cost $5,951,009)	6,258,334

	TOTAL INVESTMENTS — 98.8% (Cost $5,951,009)	6,258,334
	Other Assets and Liabilities (net) — 1.2%	76,903

	TOTAL NET ASSETS — 100.0%	$6,335,237

See accompanying notes to the financial statements.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class R6 shares of GMO International Equity Allocation Series Fund returned +14.0% for the fiscal year ended April 30, 2014, as compared with +9.8% for the MSCI ACWI (All Country World Index) ex USA.

Underlying fund implementation added 2.7%. GMO International Equity Fund outperformed its benchmark and was the primary contributor to relative performance. The GMO Emerging Markets Fund underperformed its benchmark, and detracted from relative performance.

Asset allocation added 1.5% to relative performance. The Fund’s exposure to international value stocks drove most of the performance. The Fund’s exposure to emerging equities detracted from performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments during the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is better than it otherwise would have been.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Comparison of Change in Value of a $10,000,000 Investment in

GMO International Equity Allocation Series Fund Class R6 Shares and the

MSCI ACWI ex USA

As of April 30, 2014

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance data shown above for GMO International Equity Allocation Series Fund (the “Fund”) reflect the performance data of GMO International Equity Allocation Fund (the “Institutional Fund”) through March 30, 2012 for Class R6 and April 5, 2013 for Class R5 (the respective commencement dates of the Fund’s classes), re-stated to reflect the additional fees and expenses of the Fund. Performance data shown above for the Fund is net of all fees after reimbursement from the Manager. The performance information shown above includes purchase premiums and/or redemption fees charged by the Institutional Fund in effect as of April 30, 2014. The figures assume a purchase at the beginning and redemption at the end of the stated period and reflect a transaction fee of .20% on the purchase and .20% on the redemption. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

The Fund invests substantially all of its assets in shares of the Institutional Fund.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

April 30, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	92.8%
Preferred Stocks	4.2
Short-Term Investments	1.0
Investment Funds	0.6
Rights/Warrants	0.0 ^
Forward Currency Contracts	(0.0)^
Swap Contracts	(0.1)
Other	1.5

100.0%

Country/Region Summary**	% of Investments
Emerging***	23.1%
United Kingdom	17.4
France	15.1
Germany	12.2
Japan	10.7
Italy	5.7
Spain	4.5
Netherlands	1.6
Australia	1.3
Norway	1.3
Finland	1.0
Switzerland	0.9
Belgium	0.7
Hong Kong	0.7
Israel	0.6
Singapore	0.6
Sweden	0.6
Austria	0.4
Denmark	0.4
Canada	0.3
New Zealand	0.3
Portugal	0.3
Ireland	0.2
United States	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “Underlying Funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the Institutional Fund and Underlying Funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.
***	The “Emerging” exposure is primarily comprised of: Brazil, China, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Panama, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
^	Rounds to 0.0%.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

April 30, 2014

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.9%

	Affiliated Issuers — 98.9%
27,853,304	GMO International Equity Allocation Fund, Class III	327,276,322

	TOTAL MUTUAL FUNDS (Cost $275,635,275)	327,276,322

	TOTAL INVESTMENTS — 98.9% (Cost $275,635,275)	327,276,322
	Other Assets and Liabilities (net) — 1.1%	3,543,894

	TOTAL NET ASSETS — 100.0%	$330,820,216

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Assets and Liabilities — April 30, 2014

	Benchmark- Free Allocation Series Fund	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund	International Equity Allocation Series Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$163,339,395	$796,752,343	$6,258,334	$327,276,322
Cash	985,185	5,883,512	78,106	3,490,370
Receivable for Fund shares sold	138,319	261,402	45	79,320
Receivable for reimbursement by Manager (Note 5)	68	30	30	160

Total assets	164,462,967	802,897,287	6,336,515	330,846,172

Liabilities:
Payable for Fund shares repurchased	13,808	131,082	—	10,612
Payable to affiliate for (Note 5):
Administration fee	6,695	32,609	249	13,363
Payable for 12b-1 fee — Class R5	—	—	—	1,882
Accrued expenses	—	1,027	1,029	99

Total liabilities	20,503	164,718	1,278	25,956

Net assets	$164,442,464	$802,732,569	$6,335,237	$330,820,216

Net assets consist of:
Paid-in capital	$151,895,506	$722,786,906	$5,881,827	$267,480,270
Distributions in excess of net investment income	(26,873)	(128,414)	(1,376)	(59,012)
Accumulated net realized gain	1,330,335	429,344	147,461	11,757,911
Net unrealized appreciation	11,243,496	79,644,733	307,325	51,641,047

	$164,442,464	$802,732,569	$6,335,237	$330,820,216

Net assets attributable to:
Class R5 shares	$—	$—	$—	$23,445,565

Class R6 shares	$164,442,464	$802,732,569	$6,335,237	$307,374,651

Shares outstanding:
Class R5	—	—	—	1,937,906

Class R6	15,167,040	69,674,745	526,840	25,397,228

Net asset value per share:
Class R5	$—	$—	$—	$12.10

Class R6	$10.84	$11.52	$12.02	$12.10

(a) Cost of investments — affiliated issuers:	$152,095,899	$717,107,610	$5,951,009	$275,635,275

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Operations — Year Ended April 30, 2014

	Benchmark- Free Allocation Series Fund	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund	International Equity Allocation Series Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$2,377,463	$18,117,281	$167,576	$9,235,354

Total investment income	2,377,463	18,117,281	167,576	9,235,354

Expenses:
Administration fee — (Note 5)	81,492	360,474	2,093	155,813
12b-1 fee — Class R5 (Note 5)	—	—	—	22,398
Registration fees	3,256	1,029	1,029	2,340
Miscellaneous	—	—	28	—

Total expenses	84,748	361,503	3,150	180,551

Fees and expenses reimbursed by Manager (Note 5)	(3,256)	(1,029)	(1,029)	(2,340)

Net expenses	81,492	360,474	2,121	178,211

Net investment income (loss)	2,295,971	17,756,807	165,455	9,057,143

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	587,420	1,212,581	75,387	2,402,541
Realized gain distributions from affiliated issuers (Note 10)	2,212,646	—	166,165	10,503,170

Net realized gain (loss)	2,800,066	1,212,581	241,552	12,905,711

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	6,129,992	48,132,724	238,826	20,102,762

Net unrealized gain (loss)	6,129,992	48,132,724	238,826	20,102,762

Net realized and unrealized gain (loss)	8,930,058	49,345,305	480,378	33,008,473

Net increase (decrease) in net assets resulting from operations	$11,226,029	$67,102,112	$645,833	$42,065,616

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets

	Benchmark-Free Allocation Series Fund		Global Asset Allocation Series Fund
	Year Ended April 30, 2014	Period from January 24, 2013 (commencement of operations) through April 30, 2013	Year Ended April 30, 2014	Period from July 31, 2012 (commencement of operations) through April 30, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,295,971	$(18,918)	$17,756,807	$13,965,952
Net realized gain (loss)	2,800,066	—	1,212,581	974,291
Change in net unrealized appreciation (depreciation)	6,129,992	5,113,504	48,132,724	31,512,009

Net increase (decrease) in net assets from operations	11,226,029	5,094,586	67,102,112	46,452,252

Distributions to shareholders from:
Net investment income
Class R6	(3,572,773)	—	(17,792,669)	(14,067,683)

Net realized gains
Class R6	(219,802)	—	(1,552,750)	(195,599)

Net share transactions (Note 9):
Class R6	(3,128,548)	155,042,972	162,560,491	560,226,415

Increase (decrease) in net assets resulting from net share transactions	(3,128,548)	155,042,972	162,560,491	560,226,415

Total increase (decrease) in net assets	4,304,906	160,137,558	210,317,184	592,415,385

Net assets:
Beginning of period	160,137,558	—	592,415,385	—

End of period	$164,442,464	$160,137,558	$802,732,569	$592,415,385

Distributions in excess of net investment income	$(26,873)	$—	$(128,414)	$(93,768)

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets — (Continued)

	Global Equity Allocation Series Fund		International Equity Allocation Series Fund
	Year Ended April 30, 2014	Period from September 4, 2012 (commencement of operations) through April 30, 2013	Year Ended April 30,
			2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$165,455	$19,421	$9,057,143	$8,012,926
Net realized gain (loss)	241,552	30,258	12,905,711	328,740
Change in net unrealized appreciation (depreciation)	238,826	68,499	20,102,762	35,743,862

Net increase (decrease) in net assets from operations	645,833	118,178	42,065,616	44,085,528

Distributions to shareholders from:
Net investment income
Class R5	—	—	(643,102)	—
Class R6	(225,831)	(23,005)	(8,611,227)	(8,065,989)

Total distributions from net investment income	(225,831)	(23,005)	(9,254,329)	(8,065,989)

Net realized gains
Class R5	—	—	(91,761)	—
Class R6	(61,765)	—	(1,193,542)	—

Total distributions from net realized gains	(61,765)	—	(1,285,303)	—

Net share transactions (Note 9):
Class R5	—	—	(1,927,424)	21,976,142 *
Class R6	4,515,562	1,366,265	(2,837,461)	62,733,574

Increase (decrease) in net assets resulting from net share transactions	4,515,562	1,366,265	(4,764,885)	84,709,716

Total increase (decrease) in net assets	4,873,799	1,461,438	26,761,099	120,729,255

Net assets:
Beginning of period	1,461,438	—	304,059,117	183,329,862

End of period	$6,335,237	$1,461,438	$330,820,216	$304,059,117

Distributions in excess of net investment income	$(1,376)	$(208)	$(59,012)	$(47,031)

*	Period from April 5, 2013 (commencement of operations) through April 30, 2013.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION SERIES FUND

	Class R6 Shares
	Year Ended April 30, 2014		Period from January 24, 2013 (commencement of operations) through April 30, 2013
Net asset value, beginning of period	$10.35		$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		(0.00	)(b)
Net realized and unrealized gain (loss)	0.58		0.35

Total from investment operations	0.73		0.35

Less distributions to shareholders:
From net investment income	(0.23)		—
From net realized gains	(0.01)		—

Total distributions	(0.24)		—

Net asset value, end of period	$10.84		$10.35

Total Return(c)	7.15%		3.50	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$164,442		$160,138
Net expenses to average daily net assets(d)	0.05%		0.05	%*
Net investment income (loss) to average daily net assets(a)	1.41%		(0.05	)%*
Portfolio turnover rate	8%		0	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.00	%(e)	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Funds in which the Fund invests.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Underlying Funds (Note 5).
(e)	Fees and expenses reimbursed by the Manager to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION SERIES FUND

	Class R6 Shares
	Year Ended April 30, 2014	Period from July 31, 2012 (commencement of operations) through April 30, 2013
Net asset value, beginning of period	$10.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27	0.32
Net realized and unrealized gain (loss)	0.69	0.79

Total from investment operations	0.96	1.11

Less distributions to shareholders:
From net investment income	(0.26)	(0.27)
From net realized gains	(0.02)	(0.00	)(b)

Total distributions	(0.28)	(0.27)

Net asset value, end of period	$11.52	$10.84

Total Return(c)	9.02%	11.36	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$802,733	$592,415
Net expenses to average daily net assets(d)	0.05%	0.05	%*
Net investment income (loss) to average daily net assets(a)	2.46%	4.07	%*
Portfolio turnover rate	2%	6	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(e)	0.00%	0.00	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Funds in which the Fund invests.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Underlying Funds (Note 5).
(e)	Fees and expenses reimbursed by the Manager to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION SERIES FUND

	Class R6 Shares
	Year Ended April 30, 2014	Period from September 4, 2012 (commencement of operations) through April 30, 2013
Net asset value, beginning of period	$11.14	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.45	0.26
Net realized and unrealized gain (loss)	1.14	1.23

Total from investment operations	1.59	1.49

Less distributions to shareholders:
From net investment income	(0.49)	(0.35)
From net realized gains	(0.22)	—

Total distributions	(0.71)	(0.35)

Net asset value, end of period	$12.02	$11.14

Total Return(b)	14.70%	15.29	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,335	$1,461
Net expenses to average daily net assets(c)	0.05%	0.05	%*
Net investment income (loss) to average daily net assets(a)	3.94%	3.76	%*
Portfolio turnover rate	28%	46	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.03%	0.58	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund Shares, if any (Note 11).
(c)	Net expenses exclude expenses incurred indirectly through investment in the Underlying Funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION SERIES FUND

	Class R5 Shares			Class R6 Shares
	Year Ended April 30, 2014	Period from April 5, 2013 (commencement of operations) through April 30, 2013		Year Ended April 30,		Period from March 30, 2012 (commencement of operations) through April 30, 2012
				2014	2013
Net asset value, beginning of period	$10.97	$10.40		$10.97	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.31	(0.00	)(b)	0.33	0.33	(0.00	)(b)
Net realized and unrealized gain (loss)	1.20	0.57		1.19	1.18	(0.23)

Total from investment operations	1.51	0.57		1.52	1.51	(0.23)

Less distributions to shareholders:
From net investment income	(0.33)	—		(0.34)	(0.31)	—
From net realized gains	(0.05)	—		(0.05)	—	—

Total distributions	(0.38)	—		(0.39)	(0.31)	—

Net asset value, end of period	$12.10	$10.97		$12.10	$10.97	$9.77

Total Return(c)	13.96%	5.48	%**	14.04%	15.77%	(2.30	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,446	$23,190		$307,375	$280,869	$183,330
Net expenses to average daily net assets(d)	0.15%	0.15	%*	0.05%	0.05%	0.05	%*
Net investment income (loss) to average daily net assets(a)	2.78%	(0.15	)%*	2.92%	3.26%	(0.05	)%*
Portfolio turnover rate	6%	3%		6%	3%	0	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(e)	0.00%	0.00	%*	0.00%	0.00%	0.00	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Funds in which the Fund invests.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Underlying Funds (Note 5).
(e)	Fees and expenses reimbursed by the Manager to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Notes to Financial Statements

April 30, 2014

1.	Organization

Each of Benchmark-Free Allocation Series Fund, Global Asset Allocation Series Fund, Global Equity Allocation Series Fund and International Equity Allocation Series Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on May 27, 2011. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are diversified as that term is defined in the 1940 Act. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

Each Fund invests substantially all of its assets in shares of another fund that is a series of GMO Trust that is also managed by GMO (each an “Institutional Fund”). The performance and operations of each Fund are directly affected by the performance and operations of the relevant Institutional Fund. Each Institutional Fund is a fund of funds that invests primarily in shares of other GMO Funds (“Underlying Funds”). Information about the Institutional Funds for their fiscal years ended February 28, 2014 is contained in the Institutional Funds’ financial statements of the same date. Additional selected information about the Institutional Funds and Underlying Funds as of the date of this report can be found in Note 11, “Institutional Fund information.” The financial statements of the Institutional Funds and Underlying Funds can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at www.sec.gov or by calling (617) 346-7646 (collect) or visiting www.gmo.com and should be read in conjunction with the Funds’ financial statements.

The following table provides information about each Fund’s benchmark (if any), investment objective and the portion of the corresponding Institutional Fund owned by the Fund:

Fund Name	Benchmark	Investment Objective	Percent of Institutional Fund Owned
Benchmark-Free Allocation Series Fund	Not Applicable	Positive total return, not “relative” return	1.0%
Global Asset Allocation Series Fund	GMO Global Asset Allocation Index (65% MSCI ACWI and 35% Barclays U.S. Aggregate Index)	Total return greater than benchmark	14.7%
Global Equity Allocation Series Fund	MSCI ACWI	Total return greater than benchmark	0.2%
International Equity Allocation Series Fund	MSCI ACWI ex USA	Total return greater than benchmark	17.6%

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

Portfolio valuation

Investments in shares of the Institutional Funds are valued at their most recent net asset value. See Note 11 for details on Institutional Fund valuation policies.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At April 30, 2014, there were no Funds with classes of investments or derivatives with direct material Level 3 holdings.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

Each Fund classified its investments as Level 1 as of April 30, 2014. For the summary of valuation inputs of the Institutional Funds and the Underlying Funds, please refer to their most recent financial statements, or for the net aggregate indirect exposure to these valuation methodologies as of the date of this report, see Note 11, “Institutional Fund information.” The Institutional Funds and Underlying Funds have a February 28 fiscal year end.

The Funds had no transfers between levels of the fair value hierarchy during the year ended April 30, 2014.

Cash

Cash, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Each Fund’s policy is to declare and pay distributions of its net investment income, net realized short-term and long-term capital gains, if any, at least annually. Typically, distributions are reinvested in additional shares of each Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by the Institutional Funds may be treated, to the extent permissible under the Code and if each Fund so elects, as if paid by U.S. shareholders of each Fund.

Income and capital gain distributions for each Fund are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

U.S. GAAP and tax accounting differences for each Fund primarily relate to reasons described in the following table:

Differences related to:	Benchmark-Free Allocation Series Fund	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund	International Equity Allocation Series Fund
Mutual fund distributions received	X		X	X
There are no significant differences		X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended April 30, 2014			Tax year ended April 30, 2013

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Benchmark-Free Allocation Series Fund	3,716,122	76,453	3,792,575	—	—	—
Global Asset Allocation Series Fund	18,836,886	508,533	19,345,419	14,263,282	—	14,263,282
Global Equity Allocation Series Fund	236,297	51,299	287,596	23,005	—	23,005
International Equity Allocation Series Fund	9,577,072	962,560	10,539,632	8,065,989	—	8,065,989

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital.

As of April 30, 2014, the components of distributable earnings on a tax basis and certain tax attributes for each Fund consisted of the following:

Fund Name	Undistributed Ordinary Income (including any Net Short-Term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses ($)
Benchmark-Free Allocation Series Fund	122,669	1,207,666	(26,873)	—	—
Global Asset Allocation Series Fund	—	429,344	(128,414)	—	—
Global Equity Allocation Series Fund	14,900	133,134	(1,376)	—	—
International Equity Allocation Series Fund	1,023	11,757,911	(60,035)	—	—

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

As of April 30, 2014, the Funds had no capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Utilization of late-year ordinary losses and losses realized subsequent to April 30, 2014, if any, could be subject to limitations imposed by the Code related to share ownership activity.

As of April 30, 2014, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Benchmark-Free Allocation Series Fund	152,095,899	11,243,496	—	11,243,496
Global Asset Allocation Series Fund	717,107,610	79,644,733	—	79,644,733
Global Equity Allocation Series Fund	5,951,582	306,752	—	306,752
International Equity Allocation Series Fund	275,635,275	51,641,047	—	51,641,047

The Funds and Institutional Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds and Institutional Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ and Institutional Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds, Institutional Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds and Institutional Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ and Institutional Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the Institutional Funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly attributable to an individual Fund. Investment income, common expenses, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Each Fund incurs fees and expenses indirectly as a shareholder in the Institutional Funds and the Underlying Funds. Because the Underlying Funds owned by the Institutional Funds have different expense and fee levels and the Institutional Funds may own different proportions of the Underlying Funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5 and Note 11).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent.

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

3.	Investment and other risks

The following chart identifies the selected risks of investing in the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Benchmark-Free Allocation Series Fund	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund	International Equity Allocation Series Fund
Market Risk — Equities	—	—	—	—
Market Risk — Fixed Income Investments	—	—	—	—
Market Risk — Asset-Backed Securities	—	—	—	—
Credit Risk	—	—	—	—
Liquidity Risk	—	—	—	—
Smaller Company Risk	—	—	—	—
Derivatives Risk	—	—	—	—
Non-U.S. Investment Risk	—	—	—	—
Currency Risk	—	—	—	—
Focused Investment Risk	—	—	—	—
Leveraging Risk	—	—	—	—
Counterparty Risk	—	—	—	—
Short Sales Risk	—	—	—	—
Commodities Risk	—	—	—	—
Natural Resources Risk	—	—	—	—
Market Disruption and Geopolitical Risk	—	—	—	—
Large Shareholder Risk	—	—	—	—
Management and Operational Risk	—	—	—	—
Options Risk	—	—	—	—
Fund of Funds Risk	—	—	—	—
Non-Diversified Funds	—	—	—	—

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Because each Fund invests substantially all of its assets in an Institutional Fund, the most significant risks of investing in a Fund are the risks to which the Fund is exposed through its corresponding Institutional Fund (and, in turn, the Underlying Funds in which the Institutional Fund invests). Those risks include the risks summarized below. Some of the Underlying Funds are non-diversified companies under the 1940 Act and therefore a decline in the market value of a particular security held by those Underlying Funds may affect their performance more than if they were diversified. In addition to the risks to which each Fund is exposed through investment in its corresponding Institutional Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of its corresponding Institutional Fund.

References in this section to investments made by a Fund include those made by its corresponding Institutional Fund and Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner.

The GMO Equity Funds and the GMO Asset Allocation Funds invest a substantial portion of their assets in equities and and as a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

Because of GMO Risk Premium Fund’s emphasis on selling put options on stock indices, its shares are expected to decline in value when those indices decline in value. Also, GMO Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise rapidly because the Fund does not have exposure to the upside of the equity markets.

If a Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. The market price of a Fund’s inflation-indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as GMO U.S. Treasury Fund will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream the Manager expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for GMO Debt Opportunities Fund, which primarily holds asset-backed securities, and for GMO Fixed Income Funds that have invested substantial portions of their assets in GMO Debt Opportunities Fund.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of principal of fixed income securities guaranteed by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by a change in their yield relative to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default, and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, under collateralization, and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. See “Taxes” below.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody, and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund in respect of taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls, and limitations on repatriation of invested capital, dividends, interest, and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies, or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as GMO U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. See also “Real Estate Risk” below.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country, or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political, or other developments. See also “Non- U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

• SHORT SALES RISK. Some Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes.

In implementing its principal investment strategies, GMO Alpha Only Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, GMO Alpha Only Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third-party. This type of short sale exposes GMO Alpha Only Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to GMO Alpha Only Fund. If GMO Alpha Only Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies a Fund does not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. GMO Alpha Only Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own.

• COMMODITIES RISK. The GMO Multi-Asset Class Funds may invest in GMO Alternative Asset Opportunity Fund, another fund managed by GMO. GMO Alternative Asset Opportunity Fund has significant exposure to commodity markets. Therefore, the net asset value of its shares is affected by factors particular to those markets and may decline and fluctuate in a rapid and unpredictable manner. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. GMO Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of commodity-related derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. The GMO Multi-Asset Class Funds are exposed to the risks of investments in commodities to the extent they invest in GMO Alternative Asset Opportunity Fund.

• NATURAL RESOURCES RISK. The GMO Asset Allocation Funds may invest in GMO Resources Fund, another fund managed by GMO. GMO Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

GMO Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because GMO Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

The GMO Asset Allocation Funds are exposed to the risks of investments in the natural resources sector to the extent they invest in GMO Resources Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk.

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Other GMO Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable income and/or gains to shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market price of options written by a Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s or an underlying Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s or an underlying Fund’s options transactions potentially could cause a substantial portion of the Fund’s or an underlying Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders at ordinary income tax rates. Due to GMO Risk Premium Fund’s primary investment strategy of selling put options on various stock indices, a substantial portion of that Fund’s income could consist of short-term capital gains.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Because each Fund invests substantially all of its assets in an Institutional Fund, which may invest in shares of other investment companies, including other GMO Funds, money market funds, and ETFs (for purposes of this risk disclosure, “underlying Funds”), the Funds are exposed to the risk that the Institutional Funds or the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of its corresponding Institutional Fund, and the Institutional Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund and its corresponding Institutional Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if an Institutional Fund or its successor increases its fees or incurs additional expenses, or when an Institutional Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Institutional Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some of their underlying Funds (e.g., many of the GMO Fixed Income Funds) invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the GMO Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. In addition, to the extent a Fund and its corresponding Institutional Fund invest in shares of other GMO Funds, they are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. The Institutional Funds may invest in shares of one or more other Institutional Funds that are not “diversified” investment companies within the 1940 Act. This means the Institutional Funds are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Institutional Funds are not diversified investment companies under the 1940 Act:

• Core Plus Bond Fund

• Emerging Countries Fund

• Emerging Country Debt Fund

• Foreign Fund

• International Bond Fund

• Quality Fund

In addition, each of the GMO Fixed Income Funds and the GMO Asset Allocation Funds invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Except as otherwise noted in the Fund summaries of the Institutional Funds’ Prospectus under “Principal investment strategies,” each of the GMO Asset Allocation Funds may invest without limitation in other GMO Funds that are not diversified.

4.	Derivative financial instruments

At April 30, 2014, the Funds held no derivative financial instruments directly. For a listing of derivative financial instruments held by the Institutional Funds or Underlying Funds, if any, as well as the uses of derivative financial instruments by the Institutional Funds or Underlying Funds, if any, please refer to the Institutional Funds’ or Underlying Funds’ most recent financial statements.

5.	Fees and other transactions with affiliates

Expenses

Shareholders of the Funds do not pay any transaction-based expenses directly to the Fund, as shares of the Fund are sold without an initial sales charge or a contingent deferred sales charge upon redemption. The Institutional Funds and some Underlying Funds charge purchase premiums and/or redemption fees. These amounts are retained by the relevant Institutional Fund or Underlying Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Institutional Fund or Underlying Fund as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. An Institutional Fund or Underlying Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time. To the extent that a Fund invests in an Institutional Fund that charges purchase premiums and/or redemption fees, the Fund will pay those costs when it buys and sells shares of the Institutional Fund.

The costs of managing, administering, and operating the Fund are spread among each class of shares. These costs cover such things as a Fund’s allocable share of the expenses of its corresponding Institutional Fund and administration and certain other fees and expenses (e.g., state registration fees) of the Fund. See the “Indirect expenses” table in Note 11 for more information.

Management Fees

The Funds do not charge a management fee directly, but certain Funds indirectly bear the management fees of the Institutional Funds and/or Underlying Funds in which the Institutional Funds invest.

Administration Fees

Each Fund pays the Manager an administration fee equal to 0.20% of such Fund’s average daily net assets for providing administrative support services, provided that (i) if a Fund invests substantially all of its assets in Class III shares of an Institutional

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

Fund, such fee shall be reduced to 0.05%, and (ii) if a Fund invests substantially all of its assets in shares of an Institutional Fund other than Class III shares, such fee rate shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. Services provided by the Manager may include, without limitation: processing aggregated purchase and redemption orders for shareholders of record; coordinating operation of the National Security Clearing Corporation’s Fund/SERV system with intermediary platforms; providing information about and processing dividend payments; assisting with the production and distribution of shareholder communications to shareholders of record such as proxies, shareholder reports and dividend and tax notices; preparing tax returns and related documentation; assisting with the production of registration statements; paying the Trust’s registration fees pursuant to Section 24(f)(2) of the 1940 Act; providing assistance with respect to the audits of the Funds; establishing and maintaining certain information about the shares on an internet site; maintaining certain of the Trust’s records; preparing and submitting reports to various regulatory agencies; preparing and submitting reports and meeting materials to the Trustees of the Trust and to existing shareholders; supervising, negotiating, and administering contractual arrangements with (to the extent appropriate) and monitoring the performance of, third-party accounting agents, custodians, depositories, transfer agents, pricing agents, independent accountants and auditors, attorneys, printers, insurers, and other persons in any capacity deemed to be necessary or desirable to Trust or Fund operations and paying for the expenses of such service providers (excluding any sub-transfer agent/recordkeeping payments, whether paid pursuant to the Trust’s Rule 12b-1 Plan or otherwise); providing direct client service, maintenance, and reporting to platform sponsors, retirement plans, and other shareholders of record, such services to include, without limitation, professional and informative reporting, recordholder account information, access to analysis and explanation of Fund reports, and assistance in the correction and maintenance of recordholder account information, and otherwise maintaining the relationships with the recordholders; furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value, shareholder services, and fund accounting services for the Fund being supplied by other service providers as the Fund may engage from time to time); and providing individuals affiliated with GMO to serve as officers of the Trust and paying all salaries, fees, and expenses of such officers and Trustees of the Trust who are affiliated with GMO. The Manager has retained State Street Bank to assist it in providing administrative support services.

Sub-transfer Agent/Recordkeeping Payments

Sub-transfer agent/recordkeeping payments are made by Class R5 shares of the Funds to unaffiliated third parties (e.g., financial intermediaries) for providing sub-transfer agency, recordkeeping, and other administrative services to retirement plan participants and other investors who hold shares of the Funds through an omnibus account. Class R4 shares pay for sub-transfer agent/recordkeeping services at an annual rate of 0.25% of Class R4’s average daily net assets. Class R4 is offered but has no shareholders as of April 30, 2014. Class R5 shares pay for sub-transfer agent/recordkeeping services at an annual rate of 0.10% of Class R5’s average daily net assets. Class R6 shares do not make payments to third parties for sub-transfer agent/recordkeeping services. Sub-transfer agent/recordkeeping payments by Class R5 shares are made pursuant to a distribution and service plan under Rule 12b-1.

Expense Reimbursement

The Manager has contractually agreed to reimburse each Fund for state registration fees to the extent that they are borne by the Fund. The Funds’ contractual expense limitations will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Funds’ Board of Trustees.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended April 30, 2014 are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
Benchmark-Free Allocation Series Fund	12,498,213	14,228,347
Global Asset Allocation Series Fund	170,200,129	11,279,973
Global Equity Allocation Series Fund	5,649,447	1,139,913
International Equity Allocation Series Fund	21,252,268	18,860,374

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of April 30, 2014

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Benchmark-Free Allocation Series Fund	2	90.70%
Global Asset Allocation Series Fund	3	98.64%
Global Equity Allocation Series Fund	2	100.00%
International Equity Allocation Series Fund	2	88.80%

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended April 30, 2014		Period from January 24, 2013 (commencement of operations) through April 30, 2013
	Shares	Amount	Shares	Amount
Benchmark-Free Allocation Series Fund
Class R6:
Shares sold	2,138,955	$22,459,077	15,737,264	$157,721,228
Shares issued to shareholders in reinvestment of distributions	362,724	3,792,575	—	—
Shares repurchased	(2,808,584)	(29,380,200)	(263,319)	(2,678,256)

Net increase (decrease)	(306,905)	$(3,128,548)	15,473,945	$155,042,972

	Year Ended April 30, 2014		Period from July 31, 2012 (commencement of operations) through April 30, 2013
	Shares	Amount	Shares	Amount
Global Asset Allocation Series Fund
Class R6:
Shares sold	21,353,833	$232,604,473	73,103,060	$752,663,720
Shares issued to shareholders in reinvestment of distributions	1,736,789	19,345,419	1,406,635	14,263,282
Shares repurchased	(8,090,299)	(89,389,401)	(19,835,273)	(206,700,587)

Net increase (decrease)	15,000,323	$162,560,491	54,674,422	$560,226,415

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

	Year Ended April 30, 2014		Period from September 4, 2012 (commencement of operations) through April 30, 2013
	Shares	Amount	Shares	Amount
Global Equity Allocation Series Fund
Class R6:
Shares sold	512,882	$5,849,160	171,248	$1,796,052
Shares issued to shareholders in reinvestment of distributions	25,056	287,596	2,282	23,005
Shares repurchased	(142,279)	(1,621,194)	(42,349)	(452,792)

Net increase (decrease)	395,659	$4,515,562	131,181	$1,366,265

	Year Ended April 30, 2014		Period from April 5, 2013 (commencement of operations) through April 30, 2013
	Shares	Amount	Shares	Amount
International Equity Allocation Series Fund
Class R5:
Shares sold	171,991	$1,949,752	2,157,358	$22,437,831
Shares issued to shareholders in reinvestment of distributions	64,099	734,863	—	—
Shares repurchased	(412,205)	(4,612,039)	(43,337)	(461,689)

Net increase (decrease)	(176,115)	$(1,927,424)	2,114,021	$21,976,142

	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Amount	Shares	Amount
Class R6:
Shares sold	1,232,298	$13,776,473	7,681,321	$71,416,911
Shares issued to shareholders in reinvestment of distributions	855,408	9,804,769	796,017	8,065,988
Shares repurchased	(2,294,264)	(26,418,703)	(1,629,695)	(16,749,325)

Net increase (decrease)	(206,558)	$(2,837,461)	6,847,643	$62,733,574

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of the Institutional Funds during the year ended April 30, 2014 is set forth below:

Fund Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
Benchmark-Free Allocation Series Fund
GMO Benchmark-Free Allocation Fund, Class III	$158,352,116	$12,498,213	$14,228,347	$2,377,463	$2,212,646	$163,339,395

Global Asset Allocation Series Fund
GMO Global Asset Allocation Fund, Class III	$588,486,882	$170,200,129	$11,279,973	$18,117,281	$—	$796,752,343

Global Equity Allocation Series Fund
GMO Global Equity Allocation Fund, Class III	$1,434,587	$5,649,447	$1,139,913	$167,576	$166,165	$6,258,334

International Equity Allocation Series Fund
GMO International Equity Allocation Fund, Class III	$302,379,125	$21,252,268	$18,860,374	$9,235,354	$10,503,170	$327,276,322

11.	Institutional Fund information

Valuation

Shares of the Institutional Funds and other open-end registered investment companies are valued at their most recent net asset value. Investments held by the Institutional Funds and the Underlying Funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Institutional Trustees”) or persons acting at their direction pursuant to procedures approved by the Institutional Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about the Institutional Funds’ and Underlying Funds’ investments in securities and derivatives that were fair valued using methods determined in good faith by or at the direction of the Institutional Trustees. The Institutional Funds and/or the Underlying Funds classify such securities as Level 3. Levels are defined in Note 2.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Institutional Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of net assets of the Institutional Funds’ and Underlying Funds’ investments in securities and derivatives that were valued using fair value inputs obtained from that independent pricing service as of April 30, 2014. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2. Levels are defined in Note 2.

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

Typically, the Institutional Funds and Underlying Funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Institutional Funds and Underlying Funds, those alternative sources are not typically part of the valuation process and do not necessarily confirm the security price used by the Institutional Funds and Underlying Funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Institutional Funds and Underlying Funds. See the table below for information about securities for which no alternative pricing source was available. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third-party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that Institutional Fund or Underlying Fund calculates its net asset value on any business day, the Institutional Fund or Underlying Fund will generally use a quoted price from a prior day to value that security.

As discussed above, the Institutional Funds and Underlying Funds may invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Institutional Trustees; fair valued using inputs obtained from an independent pricing service or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, which will tend to understate the Institutional Funds’ or Underlying Funds’ exposure, or valued using prices for which no alternative pricing source was available. The net aggregate indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of April 30, 2014 is as follows:

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Institutional Trustees*	Fair valued using inputs obtained from an independent pricing service (Net)**	Single source; No alternative pricing source was available	Valued using Level 3 inputs
Benchmark-Free Allocation Series Fund	<1%	30%	<1%	6%
Global Asset Allocation Series Fund	<1%	37%	<1%	6%
Global Equity Allocation Series Fund	<1%	57%	—	<1%
International Equity Allocation Series Fund	<1%	94%	—	<1%

*	Considered Level 3 in the fair value hierarchy.
**	Considered Level 2 in the fair value hierarchy.

GMO Series Trust

Notes to Financial Statements — (Continued)

April 30, 2014

Indirect expenses

The Funds incur fees and expenses indirectly as a shareholder in the Institutional Funds and through their indirect exposure to the Underlying Funds. For the year ended April 30, 2014, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Benchmark-Free Allocation Series Fund	0.649%	0.148%	<0.001%	0.797%
Global Asset Allocation Series Fund	0.439%	0.077%	<0.001%	0.516%
Global Equity Allocation Series Fund	0.464%	0.072%	0.000%	0.536%
International Equity Allocation Series Fund	0.571%	0.081%	0.000%	0.652%

Other information

For the year ended April 30, 2014, the portfolio turnover of the Institutional Funds was as follows:

Institutional Fund Name	Portfolio Turnover
Benchmark-Free Allocation Fund	11%
Global Asset Allocation Fund	44%
Global Equity Allocation Fund	49%
International Equity Allocation Fund	37%

As of April 30, 2014, the premium on cash purchases and fee on cash redemptions for the Institutional Funds were as follows:

	Benchmark-Free Allocation Fund	Global Asset Allocation Fund	Global Equity Allocation Fund*	International Equity Allocation Fund
Purchase Premium	0.11%	0.11%	0.11%	0.20%
Redemption Fee	0.11%	0.11%	0.11%	0.20%

*	During the year ended April 30, 2014, the Manager reimbursed Global Equity Allocation Series Fund $411 for purchase premiums and/or redemption fees incurred through its investment in the Institutional Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Series Trust and Shareholders of GMO Benchmark-Free Allocation Series Fund, GMO Global Asset Allocation Series Fund, GMO Global Equity Allocation Series Fund and GMO International Equity Allocation Series Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Benchmark-Free Allocation Series Fund, GMO Global Asset Allocation Series Fund, GMO Global Equity Allocation Series Fund and GMO International Equity Allocation Series Fund (collectively, the “Funds”), at April 30, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2014 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 19, 2014

GMO Series Trust

Fund Expenses

April 30, 2014 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended April 30, 2014.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and distribution (12b-1) fees for Funds with Class R5 shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in Dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 through April 30, 2014.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*	Annualized Net Expense Ratio
Benchmark-Free Allocation Series Fund
Class R6	$1,000.00	$1,034.10	$4.29	$1,000.00	$1,020.58	$4.26	0.85%
Global Asset Allocation Series Fund
Class R6	$1,000.00	$1,044.20	$2.79	$1,000.00	$1,022.07	$2.76	0.55%
Global Equity Allocation Series Fund
Class R6	$1,000.00	$1,065.40	$2.97	$1,000.00	$1,021.92	$2.91	0.58%
International Equity Allocation Series Fund
Class R5	$1,000.00	$1,053.20	$4.07	$1,000.00	$1,020.83	$4.01	0.80%
Class R6	$1,000.00	$1,053.70	$3.56	$1,000.00	$1,021.32	$3.51	0.70%

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended April 30, 2014, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

GMO Series Trust

Tax Information for the Tax Year-Ended April 30, 2014 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the applicable Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended April 30, 2014:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders) (1)	U.S. Government Obligation Income(1,2)	Interest- Related Dividend Income(3) ($)	Short- Term Capital Gain Dividends(3) ($)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid(4) ($)	Foreign Source Income(4) ($)
Benchmark-Free Allocation Series Fund	13.16%	41.30%	1.34%	1,271,028	143,349	76,453	—	—
Global Asset Allocation Series Fund	18.58%	57.42%	1.31%	—	1,057,093	508,533	902,241	7,834,141
Global Equity Allocation Series Fund	15.71%	56.19%	—	62,126	10,467	51,299	9,803	85,413
International Equity Allocation Series Fund	—	80.80%	—	—	322,742	962,560	864,811	7,241,953

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)	These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders.
(4)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from the Institutional Funds, as if incurred directly by the Funds’ shareholders.

In early 2015, the Funds will notify applicable shareholders of amounts for use in preparing 2014 U.S. federal income tax forms.

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of April 30, 2014. Each Trustee’s and officer’s date of birth (“DOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Series Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office for a term of eight years or, if sooner, until the Trustee dies, resigns or is removed, or until the election and qualification of the Trustee’s successor. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
Maria D. Furman DOB: 02/03/1954	Trustee	Since August 2011.	Retired.	12	Trustee of MassMutual Funds (88 portfolios) and MML Series Investment Fund II.

Sandra Whiston DOB: 03/07/1947	Trustee	Since November 2011.	Retired (August 2008 –present); Head of Institutional Management, Putnam Investments (April 2005 –July 2008).	12	None.

Interested Trustee

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
Joseph B. Kittredge, Jr.[2] DOB: 08/22/1954	Chairman of the Board of Trustees	Chairman of the Board of Trustees since November 2011; Trustee since May 2011; President and Chief Executive Officer of the Trust, May 2011 – October 2013.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray, LLP (1988 – 2005).	53	None.
[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Kittredge also serves as a Trustee of GMO Trust.

[2]

Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his position with GMO indicated in the table above and his interest as a member of GMO.

Officers

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]
Sheppard N. Burnett DOB: 10/24/1968	President and Chief Executive Officer	President since October 2013; Chief Executive Officer since October 2013; Chief Financial Officer, May 2011 –October 2013; Treasurer, May 2011 – October 2013.	Head of Fund Treasury and Tax (December 2006 – present), Grantham, Mayo, Van Otterloo & Co. LLC.

Carly Condron DOB: 03/04/1984	Treasurer and Chief Financial Officer	Treasurer and Chief Financial Officer since April 2014; Assistant Treasurer, October 2013 –April 2014.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (December 2009 –present); Senior Accountant, Renaissance HealthCare (February 2009 – December 2009); Auditor/Senior Auditor, Deloitte & Touche (September 2006 – February 2009).

John L. Nasrah DOB: 05/27/1977	Assistant Treasurer and Chief Tax Officer	Since November 2011.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 –present).

Betty Chang DOB: 12/26/1972	Assistant Treasurer	Since October 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present); Assistant Treasurer (June 2009 – July 2010), Manager, Fund Administration and Regulatory Affairs (2006 – 2009), Hambrecht & Quist Capital Management LLC.

Mahmoodur Rahman DOB: 11/30/1967	Assistant Treasurer	Since November 2011.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007 – present); Vice President and Senior Tax Manager, Massachusetts Financial Services Company (January 2000 – April 2007).

Brian Kadehjian DOB: 09/16/1974	Treasury Officer	Since October 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Jason B. Harrison DOB: 01/29/1977	Vice President-Law, Clerk and Chief Legal Officer	Vice President-Law since November 2011; Clerk since May 2011; Chief Legal Officer since September 2011.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2006 –present).

Megan Bunting DOB: 03/24/1978	Vice President and Assistant Clerk	Since October 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 –present).

Meta S. David DOB: 09/15/1982	Vice President and Assistant Clerk	Since October 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (August 2012 –present).

Gregory L. Pottle DOB: 07/09/1971	Vice President and Assistant Clerk	Since November 2011.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000 – present).

Anne K. Trinque DOB: 04/15/1978	Vice President and Assistant Clerk	Since November 2011.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 2007 –present).

[1]

Each of Messrs. Burnett, Nasrah and Pottle and Mses. Condron and Trinque serves as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. Each officer listed in the table above also serves as an officer of GMO Trust.

Officers — (Continued)

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
John B. McGinty DOB: 08/11/1962	Chief Compliance Officer and Anti-Money Laundering Officer	Chief Compliance Officer since August 2011; Anti-Money Laundering Officer since April 2014.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (July 2009 – present); Senior Vice President and Deputy General Counsel (January 2007 –July 2009), Fidelity Investments.

Item 2. Code of Ethics.

As of April 30, 2014, the registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002 (the “Code of Ethics”). During the year ended April 30, 2014, there were no substantive amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Code of Ethics is filed with this Form N-CSR under item 12 (a).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant does not have an “audit committee financial expert” (as such term has been defined in Form N-CSR) serving on its audit committee. The registrant’s Board believes that, although none of its members individually meets all required elements of the definition of an “audit committee financial expert,” the members of the registrant’s audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee’s functions, duties and powers.

Item 4. Principal Accountant Fees and Services. *

(a)	AUDIT FEES: The aggregate fees billed to the registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP for the audit of the registrant’s annual financial statements for 2014 and 2013 were $44,000 and $44,000, respectively.

(b)	AUDIT-RELATED FEES: The aggregate fees billed to the registrant in 2014 and 2013 for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $500 and $0, respectively. The aggregate fees billed in 2014 and 2013 to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provides ongoing services to the Funds (each, a “Service Affiliate”) for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $501,783 and $572,762, respectively.

(c)	TAX FEES: The aggregate fees billed to the registrant in 2014 and 2013 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning, including the preparation of Form 1120 RIC, Form 8613 and review of excise tax distribution calculations, were $27,230 and $12,126, respectively. The aggregate fees billed in 2014 and 2013 to the registrant’s Service Affiliates for engagements for tax services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $0 and $0, respectively.

(d)	ALL OTHER FEES: No such fees were billed by PricewaterhouseCoopers LLP to the registrant or to the registrant’s Service Affiliates that related directly to the operations and financial reporting of the Funds in 2014 or 2013.

(e)	(1) The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services to be performed by the independent auditor are to be pre-approved. Under the Policy, the Audit Committee pre-approves, on an annual basis, the following services: (1) the engagement, scope and terms of the annual audit; (2) certain audit-related services; (3) certain tax services that the Committee believes would not impair, and are consistent with the SEC’s rules on auditor independence; and (4) certain permissible non-audit services that the Committee believes are routine and recurring services and that would not impair, and are consistent with the SEC’s rules on auditor independence, subject to certain limitations on the projected fees associated with each service. All other types of services not included on the schedule to the policy, or for which the projected fees exceed those provided in the schedule, require the specific pre-approval by the Audit Committee or the Chairperson of the Committee (if timing necessitates that preapproval is required before the Committee’s next regularly scheduled meeting) if they are to be provided by the independent auditor.

(e)	(2) None.

(f)	Not applicable.

(g)	NON-AUDIT FEES: The aggregate fees billed by PricewaterhouseCoopers LLP in 2014 and 2013 for non-audit services rendered to the registrant and the registrant’s Service Affiliates were $529,513 and $584,888, respectively. For the fiscal year ended April 30, 2014, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $0 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended April 30, 2013, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $0 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h)	The registrant’s Audit Committee has considered whether the provision of non-audit services by the registrant’s independent registered public accounting firm to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant), was compatible with maintaining the independence of the independent registered public accounting firm.

*	Includes information regarding all series of GMO Series Trust.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics described in Item 2 is attached hereto as EX-99.CODEETH.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Series Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Executive Officer

Date: June 27, 2014

By (Signature and Title):	/s/ Carly Condron
Carly Condron, Principal Financial Officer

Date: June 27, 2014